UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Peloton Wealth Strategists
Address:	101 W. Kirkwood
		Suite 239
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Executive Director
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    August 6, 2012

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		85

Form 13F Information Table Value Total:		$98,972,738

List of Other Included Managers:

NONE

                                TITLE                     VALUE      SHARES/      SHRS/      INVS
NAME OF ISSUER                 OF CLASS      CUSIP       (x$1000)       PRN         PRN       DSCR
----------------------------------------------------------------------------------------------------------
Abbott Laboratories               COM      002824100            1705       26450   SHRS       SOLE
Accenture                         COM      G1150G111            1298       21600   SHRS       SOLE
Aflac Inc                         COM      001055102             443       10400   SHRS       SOLE
Allergan Inc.                     COM      018490102            2300       24850   SHRS       SOLE
American Movil SA                 ADR      02364W105             331       12700   SHRS       SOLE
American Tower Reit Inc           COM      03027X100             755       10800   SHRS       SOLE
Anheuser-Busch InBev              COM      03524A108            1135       14250   SHRS       SOLE
Apache Corp                       COM      037411105            1129       12850   SHRS       SOLE
Banco Santander SA                ADR      05964H105             527       80271   SHRS       SOLE
BB&T Corporation                  COM      054937107             506       16400   SHRS       SOLE
Becton Dickinson & Co             COM      075887109             860       11500   SHRS       SOLE
Blackrock Inc.                    COM      09247X101            1369        8060   SHRS       SOLE
Boeing Company                    COM      097023105             847       11400   SHRS       SOLE
CBS Corp. Cl B                    COM      124857202            1105       33700   SHRS       SOLE
CenturyLink                       COM      156700106            1734       43900   SHRS       SOLE
Cerner Corp                       COM      156782104             856       10350   SHRS       SOLE
Chevrontexaco Corp                COM      166764100             207        1965   SHRS       SOLE
Cinemark                          COM      227111101             786       34400   SHRS       SOLE
Copano Energy                     COM      217202100             348       12500   SHRS       SOLE
Covance Inc                       COM      222816100            1031       21550   SHRS       SOLE
Cummins Inc.                      COM      231021106            1618       16700   SHRS       SOLE
Deere Company                     COM      244199105            1464       18100   SHRS       SOLE
Discovery Comm. Cl A              COM      25470f104            1345       24900   SHRS       SOLE
Dr. Pepper Snapple                COM      256131301             788       18000   SHRS       SOLE
Eaton Corporation                 COM      278058102            1018       25700   SHRS       SOLE
Ecolab Inc.                       COM      278865100            3221       47000   SHRS       SOLE
EMC Corporation                   COM      268648102            3515      137150   SHRS       SOLE
Encana Corporation                ADR      292505104            1291       62000   SHRS       SOLE
Endesa, S.A.                      ADR      29244T101             373        7300   SHRS       SOLE
Express Scripts Hldgs Co.         COM      302182100            1720       30800   SHRS       SOLE
FedEx Corp                        COM      31428X106             577        6300   SHRS       SOLE
Fiserv Inc.                       COM      337738108            2607       36100   SHRS       SOLE
Freeport McMoran Copper A         COM      35671D857            1036       30400   SHRS       SOLE
Google Inc Class A                COM      38259P508             621        1070   SHRS       SOLE
Hasbro Inc.                       COM      418056107            1951       57600   SHRS       SOLE
Helmerich & Payne Inc             COM      423452101             554       12750   SHRS       SOLE
J. M. Smucker Co.                 COM      832696405            1359       18000   SHRS       SOLE
J.P. Morgan Chase & Co.           COM      46625H100            1131       31650   SHRS       SOLE
Johnson & Johnson                 COM      478160104            1176       17400   SHRS       SOLE
Johnson Controls Inc.             COM      478366107            1951       70400   SHRS       SOLE
Kite Realty Group                 COM      49803T102              70       14000   SHRS       SOLE
Marsh and McLennan Cos.           COM      571748102             538       16700   SHRS       SOLE
MasterCard                        COM      57636Q104            3501        8140   SHRS       SOLE
Maxim Integrated Products, Inc    COM      57772K101            1090       42500   SHRS       SOLE
Microsoft Corporation             COM      594918104            1765       57700   SHRS       SOLE
Monsanto                          COM      61166W101            1805       21800   SHRS       SOLE
New York Cmnty Bancorp            COM      649445103            1022       81600   SHRS       SOLE
NextEra Energy Inc.               COM      65339F101             612        8900   SHRS       SOLE
Norfolk Southern Corp             COM      655844108            2272       31650   SHRS       SOLE
Novartis A G Spon ADR             COM      66987V109            1590       28450   SHRS       SOLE
Nuance Communications             COM      67020Y100             236        9900   SHRS       SOLE
NYSE Euronext                     COM      629491101            2031       79400   SHRS       SOLE
Pentair Inc                       COM      709631105            1464       38250   SHRS       SOLE
PepsiCo Inc.                      COM      713448108            2265       32050   SHRS       SOLE
Petroleo Brasileiro               ADR      71654V408             330       17600   SHRS       SOLE
Potash Corp.                      ADR      73755L107            1429       32700   SHRS       SOLE
Procter & Gamble                  COM      742718109            1415       23100   SHRS       SOLE
Qualcomm Inc                      COM      747525103            1876       33700   SHRS       SOLE
Questar Corporation               COM      748356102            1154       55300   SHRS       SOLE
Raytheon Co.                      COM      755111507             965       17050   SHRS       SOLE
Schlumberger Ltd.                 ADR      806857108            1652       25450   SHRS       SOLE
Steel Dynamics, Inc.              COM      858119100             612       52200   SHRS       SOLE
Stericycle Inc.                   COM      858912108             935       10200   SHRS       SOLE
Teva Pharmaceuticals              ADR      881624209             749       19000   SHRS       SOLE
Thermo Fisher Scientific          COM      883556102            1739       33500   SHRS       SOLE
Tiffany & Co.                     COM      886547108            1014       19150   SHRS       SOLE
Toronto Dominion Bank             ADR      891160509             814       10400   SHRS       SOLE
Total S.A.                        ADR      286269105             762       16950   SHRS       SOLE
Transocean                        COM      893817106             910       20350   SHRS       SOLE
Tupperware Corp                   COM      899896104             909       16600   SHRS       SOLE
Union Pacific Corp.               COM      907818108            1909       16000   SHRS       SOLE
United Technologies Corp.         COM      913017109             264        3500   SHRS       SOLE
Vale SA                           ADR      204412209             996       50200   SHRS       SOLE
Vodafone Grp Plc ADR              ADR      92857W100            1537       54550   SHRS       SOLE
Waste Management Inc.             COM      94196L109            2014       60300   SHRS       SOLE
Whirlpool Corp                    COM      963320106            1076       17600   SHRS       SOLE
Xerox Corporation                 COM      984121103            1013      128700   SHRS       SOLE
Bk. of Amer. Conv. Pfd.           PFD      060505682             963         988   SHRS       SOLE
ACWI ex-US International          COM      464288257             134       11175   SHRS       SOLE
Alerian MLP ETF                   COM      00162Q866             535       33500   SHRS       SOLE
BLDRS Emerging Market 50 ADR      COM      09348R300             730       19420   SHRS       SOLE
Claymore Zachs Dividend ETF       COM      18383M506             247       11625   SHRS       SOLE
iShares MSCI EAFE                 COM      464287465             350        7000   SHRS       SOLE
iShares S&P Smallcap 600          COM      464287804             341        4650   SHRS       SOLE
SPDR S&P 500 Index                COM      78462F103             752        5572   SHRS       SOLE